Supplement Dated January 5, 2018
To The Statement of Additional Information
Dated September 25, 2017

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

All changes are effective January 1, 2018.

Please delete all references to Richard McLellan.

On page 103, in the in the section "VI. Trustees and Officers of the Trust," please delete the third paragraph in its entirety and replace with the following:

For purposes of this section, the term "JNL Fund Complex" includes each of the following investment companies:  JNL® Series Trust (120 portfolios), JNL Investors Series Trust (2 portfolios), Jackson Variable Series Trust (28 portfolios), JNL Variable Fund LLC (11 portfolios), and JNL Strategic Income Fund LLC (1 portfolio) (as used in this section, the term Funds refers to all of the portfolios offered by the JNL Fund Complex).  All of the Trustees and some of the officers are also Trustees and officers of other Funds in the JNL Fund Complex.

Beginning on page 104, in the in the section "VI. Trustees and Officers of the Trust," please delete the tables in their entirety and replace with the following:

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in JNL Fund Complex Overseen by Trustee
Interested Trustee
Mark D. Nerud (51) [1] 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2007 to present) President and Chief Executive Officer (12/2006 to present)	162
Principal Occupation(s) During Past 5 Years:
Chief Executive Officer of JNAM (1/2010 to present); President of JNAM (1/2007 to present); Managing Board Member of JNAM (5/2015 to present); President and Chief Executive Officer of Curian Series Trust (8/2014 to 2/2016); Managing Board Member of Curian Capital, LLC (1/2011 to 4/2015); Managing Board Member of Curian Clearing LLC (1/2011 to 4/2015); President and Chief Executive Officer of other investment companies advised by JNAM (8/2014 to present, 8/2012 to present, and 12/2006 to present)

Other Directorships Held by Trustee During Past 5 Years: None
Independent Trustees
Eric Anyah (51) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2018 to present)	162
Principal Occupation(s) During Past 5 Years:
Chief Financial Officer, The Museum of Fine Arts, Houston (10/2013 to present); Executive Vice President and Chief Financial Officer, The Art Institute of Chicago (11/2008 to 9/2013)

Other Directorships Held by Trustee During Past 5 Years: None
Michael Bouchard (61) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/2003 to present)	162
Principal Occupation(s) During Past 5 Years: Sheriff, Oakland County, Michigan (1/1999 to present)
Other Directorships Held by Trustee During Past 5 Years: None
Ellen Carnahan (62) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/2013 to present)	162
Principal Occupation(s) During Past 5 Years: Principal, Machrie Enterprises LLC (venture capital firm) (7/2007 to present); Board Member of various corporate boards (see below)
Other Directorships Held by Trustee During Past 5 Years:
Director, Paylocity (11/2016 to present); Director and Audit Committee Member, ENOVA International Inc. (5/2015 to present); Director (5/2003 to 6/2015), Governance Committee Member (5/2003 to 5/2013), Governance Committee Chair (5/2010 to 5/2013), Finance Committee Member (5/2003 to 5/2013), Audit Committee Member (5/2003 to 6/2015), Environmental Committee Member (5/2013 to 6/2015), Integrys Energy Group

William J. Crowley, Jr. (72) 1 Corporate Way Lansing, MI 48951	Chair of the Board [3] (1/2014 to present) Trustee [2] (1/2007 to present)	162
Principal Occupation(s) During Past 5 Years: Board Member of a corporate board (see below)
Other Directorships Held by Trustee During Past 5 Years:
Director (7/2009 to 7/2016), Audit Committee Member (7/2009 to 9/2013), Audit Committee Chair (5/2012 to 9/2013), Massey Litigation Advisory Committee Chair (9/2013 to 7/2016), Safety, Health, Environmental and Sustainability Committee Member (5/2012 to 7/2016), Capital Markets Committee Member (5/2010 to 7/2016), Alpha Natural Resources

Michelle Engler (59) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/2003 to present)	162
Principal Occupation(s) During Past 5 Years: Attorney (1983 to present)
Other Directorships Held by Trustee During Past 5 Years: None
John Gillespie (64) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/2013 to present)	162
Principal Occupation(s) During Past 5 Years:
Chief Financial Advisor, Yosi, Inc. (healthcare services software company) (1/2017 to present); Entrepreneur-in-Residence, UCLA Office of Intellectual Property (2/2013 to present); Investor, Business Writer, and Advisor (10/2006 to present)

Other Directorships Held by Trustee During Past 5 Years: None
William R. Rybak (66) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2007 to present)	162
Principal Occupation(s) During Past 5 Years: Retired private investor (5/2000 to present); Board Member of various corporate boards (see below)
Other Directorships Held by Trustee During Past 5 Years:
Director (2010 to present), Board Chair (2/2016 to present), Audit Committee Chair (2012 to present), Christian Brothers Investment Services, Inc.; Trustee (10/2012 to present) and Chair Emeritus (5/2009 to present), Lewis University; Director (2002 to present) and Governance Committee Chair (2004 to present), each of the Calamos Mutual Funds and Closed-End Funds; Director (12/2003 to 6/2017), Audit Committee Chair (5/2013 to 6/2017), Business Risk Committee Chair (5/2009 to 5/2013), PrivateBancorp Inc.

Mark Wehrle (60) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2018 to present)	162
Principal Occupation(s) During Past 5 Years: Real Estate Broker, Broker's Guild (4/2011 to present); Adjunct Professor of Accounting, University of Denver School of Accountancy (1/2011 to 6/2014)
Other Directorships Held by Trustee During Past 5 Years: Trustee, Delta Dental of Colorado (1/2012 to present); Trustee, Curian Series Trust (7/2013 to 2/2016)
Edward Wood (61) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/2013 to present)	162
Principal Occupation(s) During Past 5 Years: Chief Operating Officer, McDonnell Investment Management, LLC (8/2010 to 4/2015)
Other Directorships Held by Trustee During Past 5 Years: None
Patricia A. Woodworth (62) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2007 to present)	162
Principal Occupation(S) During Past 5 Years: Vice President, Chief Financial Officer, and Chief Operating Officer, The J. Paul Getty Trust (philanthropic organization) (12/2007 to present)
Other Directorships Held by Trustee During Past 5 Years: None
1 Mr. Nerud is an "interested person" of the Trust due to his position with JNAM, the Adviser.
[2] The Interested Trustee and the Independent Trustees are elected to serve for an indefinite term.

[3] The Board Chairperson may be reelected for a second three-year term. If the Board Chairperson has served two consecutive terms, he or she may not serve again as the Board Chairperson, unless at least one year has elapsed since the end of his or her second consecutive term as Board Chairperson.

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)
Officers
Emily J. Bennett (34) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (3/2016 to present)
Principal Occupation(s) During Past 5 Years:
Associate General Counsel of JNAM (3/2016 to present); Senior Attorney of JNAM (10/2013 to 3/2016); Attorney of JNAM (11/2011 to 10/2013); Assistant Secretary of other investment companies advised by JNAM (3/2016 to present and 5/2012 to present); Assistant Secretary of Curian Series Trust (5/2012 to 2/2016)

Kelly L. Crosser (45) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (9/2007 to present)
Principal Occupation(s) During Past 5 Years:
Manager of Legal Regulatory Filings and Print, Jackson National Life Insurance Company ("Jackson") (12/2013 to present); Senior Compliance Analyst of Jackson (4/2007 to 12/2013); Assistant Secretary of other investment companies advised by JNAM (8/2012 to present, 10/2011 to present, and 9/2007 to present); Director, Lansing Community College Foundation (5/2017 to present); Assistant Secretary of Curian Series Trust (11/2010 to 2/2016)

Steven J. Fredricks (47) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (1/2005 to present) Anti-Money Laundering Officer (12/2015 to present)
Principal Occupation(s) During Past 5 Years:
Chief Compliance Officer of JNAM (1/2005 to present); Senior Vice President of JNAM (2/2013 to present); Chief Compliance Officer of other investment companies advised by JNAM (1/2018 to present, 8/2012 to present, and 1/2005 to present); Anti-Money Laundering Officer of other investment companies advised by JNAM (1/2018 to present and 12/2015 to present)

William P. Harding (43) 1 Corporate Way Lansing, MI 48951	Vice President (11/2012 to present)
Principal Occupation(s) During Past 5 Years:
Senior Vice President and Chief Investment Officer of JNAM (6/2014 to present); Vice President of JNAM (10/2012 to 6/2014); Vice President of Curian Capital, LLC (2/2013 to 4/2015); Vice President of other investment companies advised by JNAM (5/2014 to present and 11/2012 to present); Vice President of Curian Series Trust (5/2014 to 2/2016)

Karen J. Huizenga (52) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer (12/2008 to present)
Principal Occupation(s) During Past 5 Years:
Vice President – Financial Reporting of JNAM (7/2011 to present); Assistant Treasurer of other investment companies advised by JNAM (8/2012 to present, 10/2011 to present, and 12/2008 to present); Assistant Treasurer of Curian Series Trust (11/2010 to 2/2016)

Daniel W. Koors (47) 1 Corporate Way Lansing, MI 48951	Vice President (12/2006 to present) Treasurer and Chief Financial Officer (9/2016 to present)
Principal Occupation(s) During Past 5 Years:
Senior Vice President (1/2009 to present) and Chief Operating Officer of JNAM (4/2011 to present); Vice President of other investment companies advised by JNAM (1/2018 to present, 8/2012 to present, and 12/2006 to present); Treasurer and Chief Financial Officer of other investment companies advised by JNAM (9/2016 to present and 10/2011 to present); Treasurer and Chief Financial Officer of Curian Series Trust (11/2010 to 2/2016)

Kristen K. Leeman (42) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (6/2012 to present)
Principal Occupation(s) During Past 5 Years:
Regulatory Analyst of Jackson (2/2014 to present); Senior Paralegal of Jackson (3/2006 to 2/2014); Assistant Secretary of other investment companies advised by JNAM (1/2018 to present, 8/2012 to present, and 6/2012 to present)

Mia K. Nelson (35) 1 Corporate Way Lansing, MI 48951	Assistant Vice President (8/2017 to present)
Principal Occupation(s) During Past 5 Years:
Assistant Vice President – Tax of JNAM (3/2017 to present); Director – Tax of JNAM (3/2015 to 3/2017); Manager – Tax of JNAM (5/2013 to 3/2015); Manager – Tax, Calamos Investments (2/2012 to 5/2013); Assistant Vice President of other investment companies advised by JNAM (9/2017 to present and 8/2017 to present)

Joseph B. O'Boyle (55) 1 Corporate Way Lansing, MI 48951	Vice President (1/2018 to present)
Principal Occupation(s) During Past 5 Years:
Vice President of JNAM (8/2015 to present); Anti-Money Laundering Officer of another investment company advised by JNAM (12/2015 to 1/2018); Chief Compliance Officer of another investment company advised by JNAM (5/2012 to 1/2018); Chief Compliance Officer of Curian Series Trust (5/2012 to 2/2016)

Michael T. Piszczek (60) 1 Corporate Way Lansing, MI 48951	Vice President (11/2007 to present)
Principal Occupation(s) During Past 5 Years:
Vice President – Tax of JNAM (7/2011 to present); Vice President of other investment companies advised by JNAM (8/2012 to present, 10/2011 to present, and 11/2007 to present); Vice President of Curian Series Trust (11/2010 to 2/2016)

Susan S. Rhee (46) 1 Corporate Way Lansing, MI 48951	Vice President, Chief Legal Officer, and Secretary (2/2004 to present)
Principal Occupation(s) During Past 5 Years:
Senior Vice President and General Counsel of JNAM (1/2010 to present); Secretary of JNAM (11/2000 to present); Vice President, Chief Legal Officer, and Secretary of other investment companies advised by JNAM (8/2012 to present, 10/2011 to present, and 2/2004 to present); Vice President, Chief Legal Officer, and Secretary of Curian Series Trust (11/2010 to 2/2016)

On page 107, in the section "VI. Trustees and Officers of the Trust," subsection "Board Of Trustees Leadership Structure," please delete the first paragraph in its entirety and replace with the following:

The Board is responsible for oversight of the Trust, including risk oversight and oversight of Trust management.  The Board consists of ten Trustees who are not "interested persons" of the Trust ("Independent Trustees") and one interested Trustee.  The Independent Trustees have retained outside independent legal counsel and meet at least quarterly with that counsel in executive session without the interested Trustee and management.

On page 108, in the section "VI. Trustees and Officers of the Trust," please delete the section "Committees of the Board of Trustees" in its entirety and replace with the following:

Committees of the Board of Trustees

The Audit Committee assists the Board of Trustees in fulfilling its oversight responsibilities by providing oversight with respect to the preparation and review of the financial reports and other financial information provided by the Trust to the public or government agencies.  The Audit Committee is responsible for the selection, subject to ratification by the Board, of the Trust's independent auditor, and for the approval of the auditor's fee.  The Audit Committee also reviews the Trust's internal controls regarding finance, accounting, legal compliance and the Trust's auditing, accounting and financial processes generally.  The Audit Committee also serves as the Trust's "Qualified Legal Compliance Committee", for the confidential receipt, retention, and consideration of reports of evidence of material violations under rules of the SEC.  As of January 1, 2018, Ms. Engler and Messrs. Anyah, Crowley, Rybak, and Wehrle are members of the Audit Committee.  Mr. Rybak serves as Chair of the Audit Committee.  Mr. Crowley is an ex officio member of the Audit Committee. The Audit Committee had four meetings in the last fiscal year.

The Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential candidates to serve on the Board of Trustees.  The Governance Committee will accept trustee nominations from shareholders. Any such nominations should be sent to the Trust's Governance Committee, c/o Chair of the Governance Committee, Mr. Michael Bouchard, P.O. Box 30902, Lansing, Michigan 48909-8402.  As of January 1, 2018, Messrs. Bouchard, Crowley, Gillespie, Wood and Mses. Carnahan and Woodworth are members of the Governance Committee.  Mr. Bouchard serves as Chair of the Governance Committee.  Mr. Crowley is an ex officio member of the Governance Committee.  The Governance Committee had four meetings in the last fiscal year.

The Investment Committees review the performance of the Funds.  Each Committee meets at least four times per year and reports the results of its review to the full Board at each regularly scheduled Board meeting.  Each independent Trustee sits on one of the three Committees.  Mses. Carnahan and Woodworth and Messrs. Crowley and Wehrle are members of Investment Committee A.  Ms. Carnahan serves as Chair of Investment Committee A.  Messrs. Bouchard, Nerud, and Wood and Ms. Engler are members of Investment Committee B.  Mr. Wood serves as Chair of Investment Committee B.  Messrs. Anyah, Gillespie, and Rybak are members of Investment Committee C.  Mr. Gillespie serves as Chair of Investment Committee C. The Investment Committees had four meetings in the last fiscal year.

On page 108, in the section "VI. Trustees and Officers of the Trust," sub-section "Trustee Compensation," please delete the first paragraph in its entirety and replace with the following:

The Trustee who is an "interested person" receives no compensation from the Trust.  Effective January 1, 2018, each Independent Trustee is paid by the Funds an annual retainer of $215,000, as well as a fee of $15,500 for each in-person meeting of the Board attended.  For each telephonic meeting of the Board attended, each Independent Trustee is paid a fee of $6,000. The Chairman of the Board of Trustees receives an additional annual retainer of $87,000.  The Chair of the Audit Committee receives an additional annual retainer of $27,000 for his services in that capacity.  The members of the Audit Committee, including the Chair, receive $3,500 for each in-person or telephonic Audit Committee meeting attended.  The Chair of the Governance Committee receives an additional annual retainer of $22,000 for his services in that capacity.  The members of the Governance Committee, including the Chair, receive $3,000 for each in-person or telephonic Governance Committee meeting attended. The Chair of each Investment Committee receives an additional annual retainer of $15,000 for his or her services in that capacity.  The Investment Committee shall have telephonic meetings twice per year. The members of each Investment Committee shall receive $3,000 per telephonic Investment Committee meeting. If an Independent Trustee participates in an in-person Board meeting by telephone, the Independent Trustee will receive half of the meeting fee.

On page 112, in the section "VI. Trustees and Officers of the Trust," subsection "Additional Information Concerning the Trustees," please add the following:

Eric O. Anyah. Mr. Anyah is the Chief Financial Officer of The Museum of Fine Arts, Houston.  Mr. Anyah has a Bachelor's degree from University of Illinois at Chicago, where he majored in History of Art and Architecture and a Master of Science in Accounting also from the University of Illinois at Chicago.

The Board considered Mr. Anyah's executive experience, as well as his accounting and business experience.

Mark S. Wehrle.  Mr. Wehrle has over 32 years of general business experience, including specific experience with accounting, auditing, internal controls and financial reporting that he gained as an audit partner with Deloitte & Touche serving financial services entities, including mutual funds.

The Board considered Mr. Wehrle's accounting, auditing and business experience. They further noted that Mr. Wehrle has been a Trustee of the Jackson Variable Series Trust since July 2013.

This Supplement is dated January 5, 2018.